Supplemental Guarantor Financial Information (Condensed Consolidated Statements of Cash Flows) (AGAT/AICDC Notes) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Net income (loss)		$ 1,039,516		$ 1,177,172		$ 808,498
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,791,336		1,843,003		1,282,228
Asset impairment		81,607		16,335		21,828
Amortization of debt issuance costs and debt discount		55,768		45,582		86,184
Amortization of lease premium intangibles		19,836		23,042		17,967
Amortization of fair value adjustments on debt		(335,998)		(442,972)		(330,924)
Accretion of fair value adjustments on deposits and maintenance liabilities		55,210		76,246		71,806
Maintenance rights write off	[1]	652,111		628,643		130,806
Maintenance liability release to income		(421,332)		(243,809)		(92,296)
Net (gain) loss on sale of assets		(138,522)		(183,328)		(37,497)
Deferred income taxes		161,340		110,353		115,859
Restructuring related expenses		33,588		49,311
Other		121,700		90,074		102,139
Net cash provided by operating activities		3,381,232		3,360,040		2,313,674
Purchase of flight equipment		(2,892,731)		(2,772,110)		(2,088,444)
Proceeds from sale or disposal of assets		2,366,242		1,568,235		569,633
Prepayments on flight equipment		(947,419)		(791,546)		(458,174)
Acquisition of ILFC, net of cash acquired						(195,311)
Collections of finance and sales-type leases		74,207		54,975		40,983
Movement in restricted cash		90,267		297,941		282,523
Other		(21,678)		(73,400)	[2]
Net cash used in investing activities		(1,331,112)		(1,715,905)		(1,848,790)
Issuance of debt		3,642,166		3,913,840		5,411,602
Repayment of debt		(5,213,724)		(4,043,743)		(4,826,775)
Debt issuance costs paid		(34,687)		(49,417)		(134,963)
Maintenance payments received		794,711		776,488		561,558
Maintenance payments returned		(505,407)		(558,477)		(286,041)
Security deposits received		201,970		171,408		107,332
Security deposits returned		(270,575)		(144,445)		(98,656)
Repurchase of shares and tax withholdings on share-based compensation		(1,021,119)		(793,945)	[3]
Net cash (used in) provided by financing activities		(2,417,166)		(728,291)		734,057
Net (decrease) increase in cash and cash equivalents		(367,046)		915,844		1,198,941
Effect of exchange rate changes		(605)		(3,115)		(4,086)
Cash and cash equivalents at beginning of period		2,403,098		1,490,369		295,514
Cash and cash equivalents at end of period		2,035,447		2,403,098		1,490,369
AGAT/AICDC Notes [Member]
Net income (loss)		1,040,000		1,177,000		808,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,791,000		1,843,000		1,282,000
Asset impairment		82,000		16,000		22,000
Amortization of debt issuance costs and debt discount		56,000		46,000		86,000
Amortization of lease premium intangibles		20,000		23,000		18,000
Amortization of fair value adjustments on debt		(336,000)		(443,000)		(331,000)
Accretion of fair value adjustments on deposits and maintenance liabilities		55,000		76,000		72,000
Maintenance rights write off		652,000		629,000		131,000
Maintenance liability release to income		(421,000)		(244,000)		(92,000)
Net (gain) loss on sale of assets		(139,000)		(183,000)		(38,000)
Deferred income taxes		161,000		110,000		116,000
Restructuring related expenses		34,000		49,000
Other		122,000		90,000		102,000
Cash flow from operating activities before changes in working capital		3,117,000		3,189,000		2,176,000
Working capital		264,000		171,000		138,000
Net cash provided by operating activities		3,381,000		3,360,000		2,314,000
Purchase of flight equipment		(2,893,000)		(2,772,000)		(2,090,000)
Proceeds from sale or disposal of assets		2,367,000		1,568,000		570,000
Prepayments on flight equipment		(947,000)		(792,000)		(458,000)
Acquisition of ILFC, net of cash acquired						(195,000)
Collections of finance and sales-type leases		74,000		55,000		41,000
Movement in restricted cash		90,000		298,000		282,000
Other		(22,000)		(73,000)
Net cash used in investing activities		(1,331,000)		(1,716,000)		(1,850,000)
Issuance of debt		3,642,000		3,914,000		5,412,000
Repayment of debt		(5,214,000)		(4,044,000)		(4,827,000)
Debt issuance costs paid		(35,000)		(49,000)		(135,000)
Maintenance payments received		796,000		776,000		562,000
Maintenance payments returned		(505,000)		(558,000)		(286,000)
Security deposits received		202,000		171,000		107,000
Security deposits returned		(271,000)		(144,000)		(99,000)
Dividends paid		(11,000)
Repurchase of shares and tax withholdings on share-based compensation		(1,021,000)		(794,000)
Net cash (used in) provided by financing activities		(2,417,000)		(728,000)		734,000
Net (decrease) increase in cash and cash equivalents		(367,000)		916,000		1,198,000
Effect of exchange rate changes		(1,000)		(3,000)		(4,000)
Cash and cash equivalents at beginning of period		2,403,000		1,490,000		296,000
Cash and cash equivalents at end of period		2,035,000		2,403,000		1,490,000
AGAT/AICDC Notes [Member] | AerCap Holdings N.V. [Member]
Net income (loss)		1,047,000		1,179,000		810,000
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries		(1,094,000)		(1,262,000)		(882,000)
Amortization of debt issuance costs and debt discount				1,000		3,000
Deferred income taxes		(7,000)		(28,000)
Other		63,000		64,000		43,000
Cash flow from operating activities before changes in working capital		9,000		(46,000)		(26,000)
Working capital		1,002,000		846,000		163,000
Net cash provided by operating activities		1,011,000		800,000		137,000
Proceeds from sale or disposal of assets						21,000
Net cash used in investing activities						21,000
Issuance of debt				300,000		75,000
Repayment of debt				(300,000)		(225,000)
Repurchase of shares and tax withholdings on share-based compensation		(1,021,000)		(794,000)
Net cash (used in) provided by financing activities		(1,021,000)		(794,000)		(150,000)
Net (decrease) increase in cash and cash equivalents		(10,000)		6,000		8,000
Effect of exchange rate changes				1,000		(1,000)
Cash and cash equivalents at beginning of period		14,000		7,000
Cash and cash equivalents at end of period		4,000		14,000		7,000
AGAT/AICDC Notes [Member] | AerCap Global Aviation Trust [Member]
Net income (loss)		919,000		1,061,000		682,000
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries		(237,000)		(104,000)		(205,000)
Depreciation and amortization		770,000		868,000		501,000
Asset impairment		32,000		3,000		3,000
Amortization of debt issuance costs and debt discount		13,000		10,000		304,000
Amortization of lease premium intangibles		7,000		7,000		5,000
Amortization of fair value adjustments on debt		(330,000)		(435,000)		(325,000)
Accretion of fair value adjustments on deposits and maintenance liabilities		33,000		65,000		38,000
Maintenance rights write off		395,000		350,000		68,000
Maintenance liability release to income		(206,000)		(141,000)		(24,000)
Net (gain) loss on sale of assets		(33,000)		(168,000)		(8,000)
Deferred income taxes		98,000		136,000		56,000
Other		13,000		(36,000)
Cash flow from operating activities before changes in working capital		1,474,000		1,616,000		1,095,000
Working capital		911,000		(587,000)		389,000
Net cash provided by operating activities		2,385,000		1,029,000		1,484,000
Purchase of flight equipment		(594,000)		(1,476,000)
Proceeds from sale or disposal of assets		998,000		1,083,000
Prepayments on flight equipment		(937,000)		(585,000)
Acquisition of ILFC, net of cash acquired						(2,400,000)
Collections of finance and sales-type leases		26,000		17,000		(4,000)
Other				(73,000)
Net cash used in investing activities		(507,000)		(1,034,000)		(2,404,000)
Issuance of debt		1,012,000		2,500,000		3,400,000
Repayment of debt		(2,825,000)		(2,010,000)		(2,353,000)
Debt issuance costs paid		(9,000)		(17,000)		(45,000)
Maintenance payments received		292,000		306,000		195,000
Maintenance payments returned		(234,000)		(244,000)		(89,000)
Security deposits received		57,000		97,000		39,000
Security deposits returned		(111,000)		(83,000)		(2,000)
Net cash (used in) provided by financing activities		(1,818,000)		549,000		1,145,000
Net (decrease) increase in cash and cash equivalents		60,000		544,000		225,000
Cash and cash equivalents at beginning of period		769,000		225,000
Cash and cash equivalents at end of period		829,000		769,000		225,000
AGAT/AICDC Notes [Member] | AerCap Ireland Capital Designated Activity Company [Member]
Net income (loss)		757,000		929,000		577,000
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries		(919,000)		(1,060,000)		(683,000)
Amortization of debt issuance costs and debt discount		5,000		5,000
Deferred income taxes		(22,000)		(19,000)		10,000
Cash flow from operating activities before changes in working capital		(179,000)		(145,000)		(96,000)
Working capital		181,000		193,000		110,000
Net cash provided by operating activities		2,000		48,000		14,000
Issuance of debt		35,000
Repayment of debt		(35,000)
Net (decrease) increase in cash and cash equivalents		2,000		48,000		14,000
Cash and cash equivalents at beginning of period		62,000		14,000
Cash and cash equivalents at end of period		64,000		62,000		14,000
AGAT/AICDC Notes [Member] | Guarantors [Member]
Net income (loss)		842,000	[4]	846,000	[4]	856,000	[5]
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries		(701,000)	[4]	(933,000)	[4]	(988,000)	[5]
Dividends received	[5]					12,000
Depreciation and amortization		72,000	[4]	65,000	[4]	53,000	[5]
Amortization of debt issuance costs and debt discount		4,000	[4]	10,000	[4]	25,000	[5]
Accretion of fair value adjustments on deposits and maintenance liabilities		2,000	[4]	1,000	[4]	1,000	[5]
Maintenance rights write off		22,000	[4]	17,000	[4]	9,000	[5]
Maintenance liability release to income		(19,000)	[4]	(8,000)	[4]	(5,000)	[5]
Net (gain) loss on sale of assets		(6,000)	[4]	(13,000)	[4]	(10,000)	[5]
Deferred income taxes		28,000	[4]	(38,000)	[4]	33,000	[5]
Other		(7,000)	[4]	34,000	[4]	17,000	[5]
Cash flow from operating activities before changes in working capital		237,000	[4]	(19,000)	[4]	3,000	[5]
Working capital		(545,000)	[4]	618,000	[4]	(718,000)	[5]
Net cash provided by operating activities		(308,000)	[4]	599,000	[4]	(715,000)	[5]
Purchase of flight equipment		(298,000)	[4]	(299,000)	[4]	(1,198,000)	[5]
Proceeds from sale or disposal of assets		158,000	[4]	94,000	[4]	738,000	[5]
Prepayments on flight equipment		(9,000)	[4]			(2,000)	[5]
Acquisition of ILFC, net of cash acquired	[5]					2,205,000
Collections of finance and sales-type leases		22,000	[4]	12,000	[4]	12,000	[5]
Movement in restricted cash		9,000	[4]	(11,000)	[4]	(2,000)	[5]
Other	[4]	(22,000)
Net cash used in investing activities		(140,000)	[4]	(204,000)	[4]	1,753,000	[5]
Issuance of debt	[5]					43,000
Repayment of debt		(8,000)	[4]	(8,000)	[4]	(10,000)	[5]
Debt issuance costs paid		(2,000)	[4]			(20,000)	[5]
Maintenance payments received		39,000	[4]	24,000	[4]	42,000	[5]
Maintenance payments returned		(30,000)	[4]	(20,000)	[4]	(101,000)	[5]
Security deposits received		25,000	[4]	25,000	[4]	9,000	[5]
Security deposits returned		(10,000)	[4]	(47,000)	[4]	(133,000)	[5]
Net cash (used in) provided by financing activities		14,000	[4]	(26,000)	[4]	(170,000)	[5]
Net (decrease) increase in cash and cash equivalents		(434,000)	[4]	369,000	[4]	868,000	[5]
Effect of exchange rate changes		(1,000)	[4]	(9,000)	[4]	(2,000)	[5]
Cash and cash equivalents at beginning of period		1,366,000	[4]	1,006,000	[4],[5]	140,000	[5]
Cash and cash equivalents at end of period	[4]	931,000		1,366,000		1,006,000	[5]
AGAT/AICDC Notes [Member] | Non-Guarantors [Member]
Net income (loss)		(441,000)		(569,000)		720,000
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries		867,000		1,090,000		(79,000)
Depreciation and amortization		949,000		910,000		728,000
Asset impairment		50,000		13,000		19,000
Amortization of debt issuance costs and debt discount		34,000		20,000		(246,000)
Amortization of lease premium intangibles		13,000		16,000		13,000
Amortization of fair value adjustments on debt		(6,000)		(8,000)		(6,000)
Accretion of fair value adjustments on deposits and maintenance liabilities		20,000		10,000		33,000
Maintenance rights write off		235,000		262,000		54,000
Maintenance liability release to income		(196,000)		(95,000)		(63,000)
Net (gain) loss on sale of assets		(100,000)		(2,000)		(20,000)
Deferred income taxes		64,000		59,000		17,000
Restructuring related expenses		34,000		49,000
Other		53,000		28,000		42,000
Cash flow from operating activities before changes in working capital		1,576,000		1,783,000		1,212,000
Working capital		(1,285,000)		(899,000)		194,000
Net cash provided by operating activities		291,000		884,000		1,406,000
Purchase of flight equipment		(2,001,000)		(997,000)		(892,000)
Proceeds from sale or disposal of assets		1,211,000		391,000		(189,000)
Prepayments on flight equipment		(1,000)		(207,000)		(456,000)
Collections of finance and sales-type leases		26,000		26,000		33,000
Movement in restricted cash		81,000		309,000		284,000
Net cash used in investing activities		(684,000)		(478,000)		(1,220,000)
Issuance of debt		2,595,000		1,114,000		1,894,000
Repayment of debt		(2,346,000)		(1,726,000)		(2,239,000)
Debt issuance costs paid		(24,000)		(32,000)		(70,000)
Maintenance payments received		465,000		446,000		325,000
Maintenance payments returned		(241,000)		(294,000)		(96,000)
Security deposits received		120,000		49,000		59,000
Security deposits returned		(150,000)		(14,000)		36,000
Dividends paid		(11,000)				(12,000)
Net cash (used in) provided by financing activities		408,000		(457,000)		(103,000)
Net (decrease) increase in cash and cash equivalents		15,000		(51,000)		83,000
Effect of exchange rate changes				5,000		(1,000)
Cash and cash equivalents at beginning of period		192,000		238,000		156,000
Cash and cash equivalents at end of period		207,000		192,000		238,000
AGAT/AICDC Notes [Member] | Eliminations [Member]
Net income (loss)		(2,084,000)		(2,269,000)		(2,837,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries		$ 2,084,000		$ 2,269,000		2,837,000
Dividends received						(12,000)
Cash flow from operating activities before changes in working capital						(12,000)
Net cash provided by operating activities						(12,000)
Dividends paid						12,000
Net cash (used in) provided by financing activities						$ 12,000

[1]	(a) Maintenance rights write off consisted of the following:EOL and MR contract maintenance rights expense$ 381,637$ 348,366 $ 54,507 EOL contract maintenance rights write off due to cash receipt 96,503 118,438 27,570 MR contract maintenance rights write off due to maintenance liability release 173,971 161,839 48,729 Maintenance rights write off$ 652,111$ 628,643 $ 130,806
[2]	Relates to the settlement of three asset value guarantees during the year ended December 31, 2015. Refer to Note 30-Commitments and contingencies.
[3]	Includes the Share Repurchase from AIG and $11.2 million of related expenses. Refer to Note 18-Equity and Note 29-Related party transactions for further details.
[4]	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC.
[5]	Guarantors consist of AerCap U.S. Global Aviation LLC, AerCap Aviation Solutions B.V., AerCap Ireland Ltd. and ILFC. ILFC was acquired on May 14, 2014 and is not included prior to its acquisition date.